Geographic Information (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of geographical areas [abstract]
Schedule of Group's non-current operating assets by geographic regions
The Group’s non-current operating assets by geographic regions are as follows:

	Fiscal Year Ended June 30,
	2019	2018
	(U.S. $ in thousands)
Non-current operating assets
United States	$819,227	$412,112
Australia	18,842	16,730
India	9,286	—
	$847,355	$428,842